Cover Page	Aug. 26, 2026
Cover [Abstract]
Amendment Flag	false
Entity Emerging Growth Company	false
Security Exchange Name	NYSE
Trading Symbol	RJF
Title of 12(b) Security	Common Stock, $.01 par value
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Local Phone Number	567-1000
City Area Code	727
Entity Address, Postal Zip Code	33716
Entity Address, State or Province	FL
Entity Address, City or Town	St. Petersburg
Entity Address, Address Line One	880 Carillon Parkway
Entity Tax Identification Number	59-1517485
Entity File Number	1-9109
Entity Incorporation, State or Country Code	FL
Entity Registrant Name	RAYMOND JAMES FINANCIAL, INC.
Document Period End Date	Aug. 26, 2026
Document Type	8-K
Entity Central Index Key	0000720005